Long-Term Debt (Credit Facility as Amended, Amendments and Modifications Narrative) (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended					12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Credit Facility, Revolving Credit Loans [Member] Line of Credit [Member]	Aug. 17, 2012 Credit Facility, Term Loan B, Initial Funding [Member] Secured Debt [Member]	Dec. 31, 2013 Credit Facility, Term Loan B, Initial Funding [Member] Secured Debt [Member]	Dec. 31, 2013 Credit Facility, Term Loan B, Initial Funding Facility [Member] Secured Debt [Member]	Aug. 17, 2012 Senior Secured Notes At 5.125 Due 2018 [Member] Senior Secured Notes [Member]	Nov. 05, 2010 November 5, 2010 Amendment [Member] Credit Facility, Term Loan B, Extended Facility [Member] Secured Debt [Member]	Nov. 05, 2010 November 5, 2010 Amendment [Member] Credit Facility, Term Loan B, Extended Facility [Member] Secured Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Nov. 05, 2010 November 5, 2010 Amendment [Member] Credit Facility, Term Loan B, Incremental Facility [Member] Secured Debt [Member]	Nov. 05, 2010 November 5, 2010 Amendment [Member] Receivables Facility, Name [Member] Receivables Facility [Member]	Feb. 02, 2012 February 2, 2012 Amendment [Member] Credit Facility, Term Loan B, Extended Facility [Member] Secured Debt [Member]	Feb. 02, 2012 February 2, 2012 Amendment [Member] Credit Facility, Term Loan B, Extended Facility [Member] Secured Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Mar. 06, 2012 March 6, 2012 Amendment [Member] Credit Facility, Revolving Credit Loans and Term Loan A [Member] Credit Facility, Type of Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Mar. 06, 2012 March 6, 2012 Amendment [Member] Credit Facility, Revolving Credit Loans [Member] Line of Credit [Member]	Mar. 06, 2012 March 6, 2012 Amendment [Member] Credit Facility, Term Loan A [Member] Secured Debt [Member]	Dec. 31, 2013 August 3, 2012 Amendment [Member] Credit Facility, Term Loan B, Initial Funding [Member] Secured Debt [Member]	Aug. 17, 2012 August 22, 2012 Modification [Member] Credit Facility, Term Loan B, Extended Facility [Member] Secured Debt [Member]	Aug. 17, 2012 August 22, 2012 Modification [Member] Credit Facility, Term Loan B, Extended Facility [Member] Secured Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Aug. 17, 2012 November 27, 2012 Amendment (Member) Credit Facility, Term Loan B, Initial Funding [Member] Secured Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 750,000,000												$ 750,000,000
Debt Instrument, Face Amount								1,600,000,000	1,500,000,000				1,600,000,000				750,000,000		340,000,000
Debt Instrument, Quarterly Amortization Payment						0.25%
Extended Maturity Period for Term Loans, After Amendment									2 years 6 months				2 years 6 months						2 years 6 months
Debt Instrument, Basis Spread on Variable Rate										3.50%				3.50%	2.50%					3.50%
Debt Instrument, Uncommitted Incremental Borrowing Capacity, After Amendment											1,000,000,000
Debt Instrument, Uncommitted Incremental Borrowing Capacity, Before Amendment											600,000,000
Borrowing Capacity, Receivables Transactions, After Amendment												2,000,000,000
Borrowing Capacity, Receivables Transactions, Incremental Capacity Due to Amendment												500,000,000
Borrowing Capacity, Receivables Transactions, Required Amount Committed to Repayments												1,700,000,000
Extinguishment of Debt, Amount					1,600,000,000
Debt Extinguishment Date																		Aug. 17, 2012
Payable Period for Prepayment Premium in Connection with Repricing of Debt Within Certain Period																					1 year
Debt Instrument, Prepayment Premium Payable in Connection with Repricing of Debt Within Certain Period, as Percentage																					1.00%
Repayments of Long-term Debt	1,621,985,000	7,529,503,000	1,651,533,000				206,500,000
Balance of Remaining Non-extended Term Loans	$ 9,433,037,000						$ 59,600,000
Debt Instrument, Amortization Rate, Year One																	5.00%
Debt Instrument, Amortization Rate, Years Two and Three																	10.00%
Debt Instrument, Amortization Rate, Year Four																	15.00%
Debt Instrument, Amortization Rate, Year Five																	60.00%